Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhcaltaxfrinm-20171024_SupplementTextBlock

John Hancock California Tax-Free Income Fund
Supplement dated October 24, 2017 to the current Prospectus (the "Prospectus")

John Hancock California Tax-Free Income Fund (the "fund")

Effective October 24, 2017, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.